LEASES - Minimum Loan Payments Due For Finance Lease Obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted lease liabilities	$ 15,717		$ 23,107
Lease liabilities included in the statement of financial position	15,316	$ 25,447	22,224
Current	10,176		12,465
Non-current	5,140		9,759
Not later than one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted lease liabilities	10,485		13,101
Later than one year and not later than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted lease liabilities	$ 5,232		$ 10,006